Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segments	3
Revenues (excluding gain on sale of drilling units)	$ 5,282	$ 4,478	$ 4,192
Depreciation and amortization	711	615	563
Operating Income - net income [Abstract]
Operating income	2,098	1,791	1,774
Unallocated items [Abstract]
Total financial items	842	(354)	(103)
Income taxes	(154)	(232)	(189)
Net income	2,786	1,205	1,482
Total assets	26,300	19,632
Goodwill	1,200	1,320	1,320
Total liabilities	18,098	13,608
Capital expenditures - fixed assets	4,699	1,690	2,543
Floaters
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	3,698	2,859	2,694
Depreciation and amortization	531	412	358
Operating Income - net income [Abstract]
Operating income	1,472	1,250	1,328
Unallocated items [Abstract]
Total assets	19,725	13,725
Goodwill	890	890
Total liabilities	13,573	9,514
Capital expenditures - fixed assets	3,178	1,342	1,805
Jack up Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	1,175	861	776
Depreciation and amortization	163	146	135
Operating Income - net income [Abstract]
Operating income	450	225	220
Unallocated items [Abstract]
Total assets	5,996	4,210
Goodwill	281	281
Total liabilities	4,126	2,918
Capital expenditures - fixed assets	1,371	150	495
Tender Rigs
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	409	758	589
Depreciation and amortization	17	57	63
Operating Income - net income [Abstract]
Operating income	176	316	221
Unallocated items [Abstract]
Total assets	579	1,697
Goodwill	29	149
Total liabilities	399	1,176
Capital expenditures - fixed assets	150	198	243
Well Services
Segment Reporting Information [Line Items]
Revenues (excluding gain on sale of drilling units)	0	0	133
Depreciation and amortization	0	0	7
Operating Income - net income [Abstract]
Operating income	0	0	5
Unallocated items [Abstract]
Capital expenditures - fixed assets	$ 0	$ 0	$ 0